Schedule of Operating Lease Liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Right-of-use Assets
Opening balance for the period	$ 7,605	$ 39,556
Payments on operating lease liabilities	(7,605)	(31,951)
Closing balance for the period		7,605
Less: current portion		(7,605)
Operating lease liabilities – non-current portion as at end of period